Offerings - Offering: 1	Mar. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	4,345,385
Proposed Maximum Offering Price per Unit	10.01
Maximum Aggregate Offering Price	$ 43,497,303.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,006.98
Offering Note	Represents 2,684,397 additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Grocery Outlet Holding Corp. (the “Registrant”) available for issuance under the Grocery Outlet Holding Corp. 2019 Incentive Plan resulting from the automatic annual increase that occurred on January 4, 2026 and 1,660,988 shares of Common Stock previously subject to outstanding awards that are now available for future issuance as a result of forfeitures, terminations, expirations or other lapses of such awards. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued to prevent dilution resulting from stock splits, stock distributions or similar transactions.
(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 26, 2026, which date is within five business days prior to the filing of this registration statement.
(3)The Registrant does not have any fee offsets.